Introduction and overview of Group's risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Introduction and overview of Group's risk management
Export sales	$ 0
Foreign exchange risk | Euro
Introduction and overview of Group's risk management
Rate of change	10.00%	10.00%	7.00%
Effect of US Dollar weakening on loss	$ (16,039)	$ (21,911)	$ (13,153)
Effect of US Dollar strengthening on loss	$ 16,039	$ 21,911	$ 13,153
Foreign exchange risk | Rwandan Franc
Introduction and overview of Group's risk management
Rate of change	10.00%	10.00%	7.00%
Effect of US Dollar weakening on loss	$ (953)	$ (1,311)	$ (4,402)
Effect of US Dollar strengthening on loss	$ 953	$ 1,311	$ 4,402
Foreign exchange risk | Nigeria Naira
Introduction and overview of Group's risk management
Rate of change	10.00%	10.00%	7.00%
Effect of US Dollar weakening on loss	$ (214,236)	$ (255,956)	$ (165,880)
Effect of US Dollar strengthening on loss	$ 214,236	$ 255,956	$ 165,880
Foreign exchange risk | Zambian Kwacha
Introduction and overview of Group's risk management
Rate of change	10.00%	10.00%	7.00%
Effect of US Dollar weakening on loss	$ (15,130)	$ (16,038)	$ (15,528)
Effect of US Dollar strengthening on loss	$ 15,130	$ 16,038	$ 15,528
Foreign exchange risk | South Africa, Rand
Introduction and overview of Group's risk management
Rate of change	10.00%	10.00%	7.00%
Effect of US Dollar weakening on loss	$ (17,523)	$ (3,996)	$ (2,809)
Effect of US Dollar strengthening on loss	$ 17,523	$ 3,996	$ 2,809
Foreign exchange risk | Brazil Real
Introduction and overview of Group's risk management
Rate of change	10.00%	10.00%	7.00%
Effect of US Dollar weakening on loss			$ (18,898)
Effect of US Dollar strengthening on loss			$ 18,898
Foreign exchange risk | Kuwaiti Dinar
Introduction and overview of Group's risk management
Rate of change		10.00%	7.00%
Effect of US Dollar weakening on loss		$ (1,047)	$ (648)
Effect of US Dollar strengthening on loss		$ 1,047	$ 648